Annual Fund Operating Expenses	12 Months Ended
Oct. 31, 2011
Vanguard International Value Fund - Investor Shares | Vanguard International Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.39%
Vanguard Diversified Equity Fund - Investor Shares | Vanguard Diversified Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.41%
Total Annual Fund Operating Expenses	0.41%
Vanguard Emerging Markets Select Stock Fund - Investor Shares | Vanguard Emerging Markets Select Stock Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.74%
12b-1 Distribution Fee	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.89%